Deferred Revenue	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Deferred Revenue
Deferred Revenue

12. Deferred Revenue

Deferred revenue represents amounts that have been collected in advance of revenue recognition and is recognized as revenue when transfer of control to customers has occurred or services have been provided. The deferred revenue balance does not represent the total contract value of annual or multi-year, non-cancelable revenue agreements. Differences between the revenue recognized per the below schedule, and the revenue recognized per the condensed consolidated statement of operations, reflect amounts not recognized through the deferred revenue process, and which have been determined to be insignificant. For the nine months ended September 30, 2025 and the year ended December 31, 2024, the Company recognized $3,612,072 and $1,214,096 in revenue that was included in the prior year deferred revenue balance, respectively.

The change in total deferred revenue was as follows for the periods indicated:

	Nine Months Ended	Year Ended
	September 30, 2025	December 31, 2024
Deferred revenue, beginning of period	$4,052,270	$1,214,096
Billings	6,745,306	4,362,730
Revenue recognized (prior year deferred revenue)	(3,612,072)	(1,214,096)
Revenue recognized (current year deferred revenue)	(3,706,242)	(3,091,333)
OpenReel deferred revenue - short-term - previously recognized at acquisition	—	2,663,230
Vidello deferred revenue - short-term	228,610	—
Deferred revenue - short-term, end of period	3,707,872	3,934,627
OpenReel deferred revenue - long-term	93,726	117,643
Deferred revenue - short-term and long-term, end of period	$3,801,598	$4,052,270

13. Deferred Revenue

Deferred revenue represents amounts that have been collected in advance of revenue recognition and is recognized as revenue when transfer of control to customers has occurred or services have been provided. The deferred revenue balance does not represent the total contract value of annual or multi-year, non-cancelable revenue agreements. Differences between the revenue recognized per the below schedule, and the revenue recognized per the consolidated statement of operations, reflect amounts not recognized through the deferred revenue process, and which have been determined to be insignificant. For the years ended December 31, 2024 and 2023, the Company recognized $1,214,096 and $930,436 in revenue that was included in the prior year deferred revenue balance, respectively.

The change in total deferred revenue was as follows for the periods indicated:

	Year Ended	Year Ended
	December 31, 2024	December 31, 2023
Deferred revenue, beginning of period	$1,214,096	$930,436
Billings	4,362,730	4,781,924
Revenue recognized (prior year deferred revenue)	(1,214,096)	(930,436)
Revenue recognized (current year deferred revenue)	(3,091,333)	(3,567,828)
OpenReel deferred revenue - short-term	2,663,230	—
Deferred revenue - short-term, end of period	3,934,627	1,214,096
OpenReel deferred revenue - long-term	117,643	—
Deferred revenue - short-term and long-term, end of period	$4,052,270	$1,214,096